Discontinued Operations - Summary of Condensed Held For Sale Assets and Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	€ 3,515	€ 2,733	€ 3,200	€ 3,469
Investments	167,187	285,141
Derivatives	681	485
Reinsurance contract assets	17,374	17,153
Deferred tax assets	1,860	1,894
Deferred expenses	457	452
Other assets and receivables	3,538	4,632
Intangible assets	387	519
Total assets held for sale	138,246	0
Equity and liabilities
Reinsurance contract liabilities	201	195
Insurance contract liabilities	137,407	176,067
Investment contract liabilities with discretionary participation features	20	21,281
Investment contracts without discretionary participation features	41,839	97,814
Derivatives	1,269	1,469
Other liabilities	7,098	7,369
Liabilities held for sale	137,070	€ 0
Discontinued operations [member]
Assets
Cash and cash equivalents	250
Investments	136,640
Derivatives	53
Reinsurance contract assets	1
Deferred tax assets	74
Deferred expenses	13
Other assets and receivables	1,084
Intangible assets	131
Total assets held for sale	138,246
Equity and liabilities
Reinsurance contract liabilities	5
Insurance contract liabilities	46,857
Investment contract liabilities with discretionary participation features	21,777
Investment contracts without discretionary participation features	67,438
Derivatives	196
Other liabilities	797
Liabilities held for sale	€ 137,070